Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total revenues	$ 222,309	$ 203,086
Operating cost and expenses
Integrated service cost	(101,464)	(107,621)
Promotional service expenses	(94,072)	(71,135)
Selling expenses	(11,012)	(10,199)
General and administrative expenses	(15,188)	(40,537)
Research and development expenses	(1,766)	(32,205)
Total operating costs and expenses	(223,502)	(261,697)
Operating loss	(1,193)	(58,611)
Other expenses
Financial expenses, net	(2,077)	(2,302)
Investment income	246	306
Other income/(expenses), net	(2,220)	734
Total other expenses, net	(4,051)	(1,262)
Loss before income tax expense	(5,244)	(59,873)
Income tax expense	(291)	(267)
Net loss	(5,535)	(60,140)
Less: Net income attributable to non-controlling interests	1,859	2,443
Net loss attributable to the Company’s ordinary shareholders	$ (7,394)	$ (62,583)
Net loss per ordinary share
Net loss per ordinary share Basic (in Dollars per share)	$ (0.07)	$ (0.67)
Net loss per ordinary share Diluted (in Dollars per share)	$ (0.07)	$ (0.67)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Weighted average shares outstanding used in calculating basic loss per share (in Shares)	102,155,588	93,663,300
Weighted average shares outstanding used in calculating diluted loss per share (in Shares)	102,155,588	93,663,300
Other comprehensive loss
Foreign currency translation difference	$ 1,048	$ (1,195)
Total other comprehensive loss/(income)	1,048	(1,195)
Total comprehensive loss	(4,487)	(61,335)
Less: total comprehensive income attributable to non-controlling interest	3,004	1,164
Total comprehensive loss attributable to the SUNCAR TECHNOLOGY GROUP INC’s shareholders	(7,491)	(62,499)
Auto eInsurance service
Revenues
Revenues	97,833	73,747
Technology service
Revenues
Revenues	24,345	21,888
Auto service
Revenues
Revenues	$ 100,131	$ 107,451